Loss Per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock Options
Dilutive shares excluded	22,368	30,032			39,086	0
Warrants
Dilutive shares excluded	0	0	18,481	0	88,691	0